Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Net [Abstract]
Intangible assets, gross	$ 444,574	$ 457,640
Less: Accumulated amortization	(377,715)	(368,165)
Intangible assets, net	66,859	89,475
Software [Member]
Schedule of Intangible Assets Net [Abstract]
Intangible assets, gross	$ 444,574	$ 457,640